The Universal Institutional Funds, Inc.

Prospectus Supplement

October 16, 2007

The Universal Institutional Funds, Inc.

Supplement dated

October 16, 2007 to

The Universal Institutional Funds, Inc. Prospectus
dated May 1, 2007 of:

Core Plus Fixed Portfolio

(Class I)

The following disclosure is hereby added as the last sentence of the first paragraph of the section of the Prospectus entitled “Investment Summary—Core Plus Fixed Portfolio—Approach”:

The Portfolio may invest up to 20% of its assets in public bank loans made by banks or other financial institutions. These public bank loans may be rated investment grade or below investment grade.

The following disclosure is hereby to the section of the Prospectus entitled “Additional Risk Factors and Information”, immediately prior to “Derivatives and Other Investments”:

Public Bank Loans

Public bank loans are privately negotiated loans for which information about the issuer has been made publicly available. Public bank loans are not registered under the Securities Act of 1933 and are not publicly traded. Bank loans are usually second lien loans, which are lower in priority to senior loans, but have seniority in a company’s capital structure to other liabilities, so that the company is required to pay down these second lien loans prior to other lower-ranked claims on their assets. Bank loans normally pay interest at floating rates, and as a result, may protect investors from increases in interest rates.

Certain public bank loans are illiquid, meaning the Portfolio may not be able to sell them quickly at a fair price. Illiquid securities are also difficult to value. To the extent a bank loan has been deemed illiquid, it will be subject to the Portfolio’s restrictions on investment in illiquid securities. The secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Bank loans are subject to the risk of default in the payment of interest or principal on a loan, which will result in a reduction of income to the Portfolio, and a potential decrease in the Portfolio’s net asset value. The risk of default will increase in the event of an economic downturn or a substantial increase in interest rates. Bank loans that are rated below investment grade share the same risks of other below investment grade securities. Because public bank loans usually rank lower in priority of payment to senior loans, they present a greater degree of investment risk due to the fact that the cash flow or other property of the borrower securing the bank loan may be insufficient to meet scheduled payments after meeting the payment obligations of the senior secured obligations of the borrower. These bank loans may exhibit greater price volatility as well.

Please retain this supplement for future reference.

UIFCPFISPTI

The Universal Institutional Funds, Inc.

Prospectus Supplement

October 16, 2007

The Universal Institutional Funds, Inc.

Supplement dated

October 16, 2007 to

The Universal Institutional Funds, Inc. Prospectus
dated May 1, 2007 of:

Core Plus Fixed Portfolio

(Class II)

The following disclosure is hereby added as the last sentence of the section of the Prospectus entitled “Investment Summary—Core Plus Fixed Portfolio—Approach”:

The Portfolio may invest up to 20% of its assets in public bank loans made by banks or other financial institutions. These public bank loans may be rated investment grade or below investment grade.

The following disclosure is hereby to the section of the Prospectus entitled “Additional Risk Factors and Information”, immediately prior to “Derivatives and Other Investments”:

Public Bank Loans

Public bank loans are privately negotiated loans for which information about the issuer has been made publicly available. Public bank loans are not registered under the Securities Act of 1933 and are not publicly traded. Bank loans are usually second lien loans, which are lower in priority to senior loans, but have seniority in a company’s capital structure to other liabilities, so that the company is required to pay down these second lien loans prior to other lower-ranked claims on their assets. Bank loans normally pay interest at floating rates, and as a result, may protect investors from increases in interest rates.

Certain public bank loans are illiquid, meaning the Portfolio may not be able to sell them quickly at a fair price. Illiquid securities are also difficult to value. To the extent a bank loan has been deemed illiquid, it will be subject to the Portfolio’s restrictions on investment in illiquid securities. The secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Bank loans are subject to the risk of default in the payment of interest or principal on a loan, which will result in a reduction of income to the Portfolio, and a potential decrease in the Portfolio’s net asset value. The risk of default will increase in the event of an economic downturn or a substantial increase in interest rates. Bank loans that are rated below investment grade share the same risks of other below investment grade securities. Because public bank loans usually rank lower in priority of payment to senior loans, they present a greater degree of investment risk due to the fact that the cash flow or other property of the borrower securing the bank loan may be insufficient to meet scheduled payments after meeting the payment obligations of the senior secured obligations of the borrower. These bank loans may exhibit greater price volatility as well.

Please retain this supplement for future reference.

UIFCPFISPTII

The Universal Institutional Funds, Inc.

Prospectus Supplement

October 16, 2007

The Universal Institutional Funds, Inc.

Supplement dated

October 16, 2007 to

The Universal Institutional Funds, Inc. Prospectus
dated May 1, 2007 of:

High Yield Portfolio

(Class I)

The following disclosure is hereby added as the last sentence of the first paragraph of the section of the Prospectus entitled “Investment Summary—High Yield Portfolio—Approach”:

The Portfolio may invest up to 20% of its assets in public bank loans made by banks or other financial institutions. These public bank loans may be rated investment grade or below investment grade.

The following disclosure is hereby to the section of the Prospectus entitled “Additional Risk Factors and Information”, immediately prior to “Derivatives and Other Investments”:

Public Bank Loans

Public bank loans are privately negotiated loans for which information about the issuer has been made publicly available. Public bank loans are not registered under the Securities Act of 1933 and are not publicly traded. Bank loans are usually second lien loans, which are lower in priority to senior loans, but have seniority in a company’s capital structure to other liabilities, so that the company is required to pay down these second lien loans prior to other lower-ranked claims on their assets. Bank loans normally pay interest at floating rates, and as a result, may protect investors from increases in interest rates.

Certain public bank loans are illiquid, meaning the Portfolio may not be able to sell them quickly at a fair price. Illiquid securities are also difficult to value. To the extent a bank loan has been deemed illiquid, it will be subject to the Portfolio's restrictions on investment in illiquid securities. The secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Bank loans are subject to the risk of default in the payment of interest or principal on a loan, which will result in a reduction of income to the Portfolio, and a potential decrease in the Portfolio’s net asset value. The risk of default will increase in the event of an economic downturn or a substantial increase in interest rates. Bank loans that are rated below investment grade share the same risks of other below investment grade securities. Because public bank loans usually rank lower in priority of payment to senior loans, they present a greater degree of investment risk due to the fact that the cash flow or other property of the borrower securing the bank loan may be insufficient to meet scheduled payments after meeting the payment of obligations of the senior secured obligations of the borrower. These bank loans may exhibit greater price volatility as well.

Please retain this supplement for future reference.

UIFGVESPT2

The Universal Institutional Funds, Inc.

Statement of Additional Information Supplement

October 16, 2007

The Universal Institutional Funds, Inc.

Supplement dated

October 16, 2007 to

The Universal Institutional Funds, Inc. Statement of Additional Information dated May 1, 2007

The table included in the section of the Fund’s Statement of Additional Information entitled “Investment Policies and Strategies—U.S. Fixed Income Portfolios” is hereby revised to reflect that the Core Plus Fixed Income Portfolio and High Yield Portfolio may invest in Public Bank Loans.

***

The following disclosure is hereby added to the section of the Fund’s Statement of Additional Information entitled “II. Investment Policies and Strategies—Fixed Income Securities”, immediately prior to “Cash Equivalents”:

Public Bank Loans. The Portfolio may invest in public loans made by banks or other financial institutions, which may be rated investment grade (Baa or higher by Moody’s Investors Service (“Moody’s”) BBB or higher by Standard & Poor’s Rating Group, a division of The McGraw-Hill Companies, Inc. (“S&P”)) or below investment grade (below Baa by Moody’s or below BBB by S&P). Public bank loans are privately negotiated loans for which information about the issuer has been made publicly available. However, public bank loans are not registered under the Securities Act of 1933 and are not publicly traded. They usually are second lien loans normally lower in priority of payment to senior loans, but have seniority in a company’s capital structure to other claims, such as subordinated corporate bonds or publicly-issued equity so that in the event of bankruptcy or liquidation, the company is required to pay down these second lien loans prior to such other lower-ranked claims on their assets. Bank loans normally pay floating rates that reset frequently, and as a result, protect investors from increases in interest rates.

Bank loans generally are negotiated between a borrower and several financial institutional lenders represented by one or more lenders acting as agent of all the lenders. The agent is responsible for negotiating the loan agreement that establishes the terms and conditions of the loan and the rights of the borrower and the lenders, monitoring any collateral, and collecting principal and interest on the loan. By investing in a loan, the Portfolio becomes a member of a syndicate of lenders. Certain bank loans are illiquid, meaning the Fund may not be able to sell them quickly at a fair price. Illiquid securities are also difficult to value. To the extent a bank loan has been deemed illiquid, it will be subject to a Fund’s restrictions on investment in illiquid securities. The secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

Bank loans are subject to the risk of default. Default in the payment of interest or principal on a loan will result in a reduction of income to a Fund, a reduction in the value of the loan, and a potential decrease in the Fund’s net asset value. The risk of default will increase in the event of an economic downturn or a substantial increase in interest rates. Bank loans are subject to the risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments. As discussed above, however, because bank loans reside higher in the capital structure than high yield bonds, default losses have been historically lower in the bank loan market. Bank loans that are rated below investment grade share the same risks of other below investment grade securities.

***

The second paragraph of the section of the Statement of Additional Information entitled “Disclosure of Portfolio Holdings” is hereby deleted and replaced with the following:

The Fund makes available on its public website complete and top 10 portfolio holdings information on a monthly basis, at least 15 calendar days after month end.

Please retain this supplement for future reference.